Shareholders' Deficit - Additional Information (Details) - $ / shares		12 Months Ended
	Oct. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 14, 2020
Class Of Stock [Line Items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of profit interest units converted into common stock shares		1,697,314
Common stock shares authorized		200,000,000	13,265,000
Common stock shares issued		23,602,718	11,146,510
Common stock shares outstanding		23,602,718	11,146,510
Common stock conversion ratio	94.75%